                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ] Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Petrus Trust Company, LTA
Address: PO Box 269014
         Plano, Texas 75026

Form 13F File Number: 028-13931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Radunsky
Title: Chief Operating Officer
Phone: (972) 535-1983

Signature, Place, and Date of Signing:


/s/ David Radunsky                           Plano, TX         August 13, 2010
-------------------------------------   ------------------   -------------------
(Signature)                                (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:        101
Form 13F Information Table Value Total:    304,285
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     028-10140              Petrus Securities L.P.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
       --------------        --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                                 TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER             CLASS        CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
       --------------        --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AGCO CORP                          COM       001084102      291     10,800 SH          SOLE                 10,800
ALASKA AIR GROUP INC               COM       011659109      279      6,200 SH          SOLE                  6,200
AMERICAN FINL GROUP INC OHIO       COM       025932104      352     12,900 SH          SOLE                 12,900
AMGEN INC                    NOTE 0.125% 2/0 031162AN0   37,580 37,872,000 SH          SOLE             37,872,000
ANADARKO PETE CORP                 COM       032511107      678     18,800 SH          SOLE                 18,800
APOLLO INVT CORP                   COM       03761U106      236     25,300 SH          SOLE                 25,300
ARCHER DANIELS MIDLAND CO          COM       039483102      821     31,800 SH          SOLE                 31,800
ATLAS AIR WORLDWIDE HLDGS IN     COM NEW     049164205      214      4,500 SH          SOLE                  4,500
ATMOS ENERGY CORP                  COM       049560105      316     11,700 SH          SOLE                 11,700
AUTOMATIC DATA PROCESSING IN       COM       053015103    9,831    244,200 SH          SOLE        1       244,200
AUTOZONE INC                       COM       053332102    9,854     51,000 SH          SOLE        1        51,000
AVISTA CORP                        COM       05379B107      207     10,600 SH          SOLE                 10,600
BALDOR ELEC CO                     COM       057741100      263      7,300 SH          SOLE                  7,300
BERKLEY W R CORP                   COM       084423102    4,344    164,156 SH          SOLE        1       164,156
BLACK HILLS CORP                   COM       092113109      205      7,200 SH          SOLE                  7,200
BLACKROCK KELSO CAPITAL CORP       COM       092533108      151     15,300 SH          SOLE                 15,300
BP PLC                        SPONSORED ADR  055622104   10,022    347,000 SH          SOLE                347,000
BROOKFIELD PPTYS CORP              COM       112900105      521     37,100 SH          SOLE                 37,100
BUCYRUS INTL INC NEW               COM       118759109      356      7,500 SH          SOLE                  7,500
CABELAS INC                        COM       126804301      181     12,800 SH          SOLE                 12,800
CARNIVAL CORP                  PAIRED CTF    143658300      771     25,500 SH          SOLE                 25,500
CASH AMER INTL INC                 COM       14754D100      202      5,900 SH          SOLE                  5,900
CHILDRENS PL RETAIL STORES I       COM       168905107      225      5,100 SH          SOLE                  5,100
CHIQUITA BRANDS INTL INC           COM       170032809      139     11,400 SH          SOLE                 11,400
CLECO CORP NEW                     COM       12561W105      261      9,900 SH          SOLE                  9,900
CMS ENERGY CORP                    COM       125896100      365     24,900 SH          SOLE                 24,900
CNA SURETY CORP                    COM       12612L108      175     10,900 SH          SOLE                 10,900
COCA COLA CO                       COM       191216100    4,511     90,000 SH          SOLE        1        90,000
COMCAST CORP NEW                CL A SPL     20030N200    3,726    226,800 SH          SOLE        1       226,800
COMMUNITY HEALTH SYS INC NEW       COM       203668108      341     10,100 SH          SOLE                 10,100
COMPUTER SCIENCES CORP             COM       205363104      511     11,300 SH          SOLE                 11,300
COOPER COS INC                   COM NEW     216648402      286      7,200 SH          SOLE                  7,200
COSTCO WHSL CORP NEW               COM       22160K105    6,612    120,600 SH          SOLE        1       120,600
COVANTA HLDG CORP            DBCV 1.000% 2/0 22282EAA0    3,281  3,500,000 SH          SOLE              3,500,000
DARDEN RESTAURANTS INC             COM       237194105    1,142     29,400 SH          SOLE        1        29,400
DEL MONTE FOODS CO                 COM       24522P103      348     24,200 SH          SOLE                 24,200
DISCOVER FINL SVCS                 COM       254709108      549     39,300 SH          SOLE                 39,300
DTE ENERGY CO                      COM       233331107      566     12,400 SH          SOLE                 12,400
EBAY INC                           COM       278642103    5,477    279,300 SH          SOLE        1       279,300
EMCOR GROUP INC                    COM       29084Q100      234     10,100 SH          SOLE                 10,100
ENBRIDGE ENERGY PARTNERS L P       COM       29250R106      477      9,100 SH          SOLE                  9,100
ESTERLINE TECHNOLOGIES CORP        COM       297425100      228      4,800 SH          SOLE                  4,800
FIRST CTZNS BANCSHARES INC N      CL A       31946M103      288      1,500 SH          SOLE                  1,500
FIRST FINL BANCORP OH              COM       320209109      172     11,500 SH          SOLE                 11,500
FRESH DEL MONTE PRODUCE INC        ORD       G36738105      235     11,600 SH          SOLE                 11,600
GLATFELTER                         COM       377316104      127     11,700 SH          SOLE                 11,700
GROUPE CGI INC                CL A SUB VTG   39945C109      409     27,400 SH          SOLE                 27,400
HELMERICH & PAYNE INC              COM       423452101      391     10,700 SH          SOLE                 10,700
HOSPITALITY PPTYS TR         COM SH BEN INT  44106M102      302     14,300 SH          SOLE                 14,300
HUNTSMAN CORP                      COM       447011107      262     30,200 SH          SOLE                 30,200

IAC INTERACTIVECORP           COM PAR $.001  44919P508      308     14,000 SH          SOLE                 14,000
IBERIABANK CORP                    COM       450828108      227      4,400 SH          SOLE                  4,400
IDACORP INC                        COM       451107106      253      7,600 SH          SOLE                  7,600
INTUIT                             COM       461202103   10,720    308,300 SH          SOLE        1       308,300
ISHARES TR INDEX              RUSSELL 2000   464287655      297      4,860 SH          SOLE                  4,860
JACKSON HEWITT TAX SVCS INC        COM       468202106      151    133,500 SH          SOLE                133,500
JOHNSON & JOHNSON                  COM       478160104    5,422     91,800 SH          SOLE        1        91,800
LIFEPOINT HOSPITALS INC            COM       53219L109      248      7,900 SH          SOLE                  7,900
LINEAR TECHNOLOGY CORP       NOTE 3.125% 5/0 535678AD8   38,363 38,283,000 SH          SOLE             38,283,000
LINN ENERGY LLC               UNIT LTD LIAB  536020100      412     15,500 SH          SOLE                 15,500
MANTECH INTL CORP                 CL A       564563104      200      4,700 SH          SOLE                  4,700
MARKWEST ENERGY PARTNERS L P UNIT LTD PARTN  570759100      330     10,100 SH          SOLE                 10,100
MEDTRONIC INC                NOTE 1.500% 4/1 585055AL0    8,777  8,775,000 SH          SOLE        1     8,775,000
MEDTRONIC INC                NOTE 1.500% 4/1 585088AL0   40,199 40,000,000 SH          SOLE             40,000,000
NUSTAR ENERGY LP                UNIT COM     67058H102      379      6,600 SH          SOLE                  6,600
ONEOK PARTNERS LP            UNIT LTD PARTN  68268N103      437      6,800 SH          SOLE                  6,800
PARTNERRE LTD                      COM       G6852T105      477      6,800 SH          SOLE                  6,800
PATRIOT COAL CORP                  COM       70336T104      167     14,200 SH          SOLE                 14,200
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN  726503105      599     10,200 SH          SOLE                 10,200
PLATINUM UNDERWRITER HLDGS L       COM       G7127P100      265      7,300 SH          SOLE                  7,300
POLO RALPH LAUREN CORP            CL A       731572103      379      5,200 SH          SOLE                  5,200
PROGRESSIVE CORP OHIO              COM       743315103    7,608    406,400 SH          SOLE        1       406,400
RALCORP HLDGS INC NEW              COM       751028101      329      6,000 SH          SOLE                  6,000
REGAL BELOIT CORP                  COM       758750103      284      5,100 SH          SOLE                  5,100
REGENCY ENERGY PARTNERS L P   COM UNITS L P  75885Y107      324     13,400 SH          SOLE                 13,400
RENT A CTR INC NEW                 COM       76009N100      215     10,600 SH          SOLE                 10,600
SEACOR HOLDINGS INC                COM       811904101      240      3,400 SH          SOLE                  3,400
SHIP FINANCE INTERNATIONAL L       SHS       G81075106      236     13,200 SH          SOLE                 13,200
SMITH A O                          COM       831865209      222      4,600 SH          SOLE                  4,600
SONIC CORP                         COM       835451105    4,834    623,700 SH          SOLE        1       623,700
SOUTHERN UN CO NEW                 COM       844030106      317     14,500 SH          SOLE                 14,500
TARGET CORP                        COM       87612E106    7,017    142,700 SH          SOLE        1       142,700
TECH DATA CORP                     COM       878237106      260      7,300 SH          SOLE                  7,300
TELUS CORP                     NON-VTG SHS   87971M202      485     13,400 SH          SOLE                 13,400
TEXTAINER GROUP HOLDINGS LTD       SHS       G8766E109      232      9,600 SH          SOLE                  9,600
TJX COS INC NEW                    COM       872540109   12,585    300,000 SH          SOLE        1       300,000
TRANSOCEAN INC               NOTE 1.500%12/1 893830AW9    1,665  2,000,000 SH          SOLE              2,000,000
TRANSOCEAN INC               NOTE 1.625%12/1 893830AU3   34,829 35,166,000 SH          SOLE             35,166,000
TRANSOCEAN INC               NOTE 1.500%12/1 893830AV1    3,570  4,000,000 SH          SOLE              4,000,000
TRANSOCEAN LTD                   REG SHS     H8817H100    3,104     67,000 SH          SOLE        1        67,000
TRAVELERS COMPANIES INC            COM       89417E109    1,019     20,700 SH          SOLE                 20,700
TRUSTMARK CORP                     COM       898402102      223     10,700 SH          SOLE                 10,700
UNIVERSAL HLTH SVCS INC           CL B       913903100      393     10,300 SH          SOLE                 10,300
VALIDUS HOLDINGS LTD             COM SHS     G9319H102      364     14,900 SH          SOLE                 14,900
WAL MART STORES INC                COM       931142103    1,620     33,700 SH          SOLE        1        33,700
WELLPOINT INC                      COM       94973V107      915     18,700 SH          SOLE                 18,700
WELLS FARGO & CO NEW               COM       949746101    2,122     82,900 SH          SOLE                 82,900
WHITING PETE CORP NEW              COM       966387102      392      5,000 SH          SOLE                  5,000
WINTRUST FINANCIAL CORP            COM       97650W108      200      6,000 SH          SOLE                  6,000
XCEL ENERGY INC                    COM       98389B100      627     30,400 SH          SOLE                 30,400
ZHONGPIN INC                       COM       98952K107      129     11,000 SH          SOLE                 11,000